Financial risk management and financial instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 72	€ 89	€ 98
Issuance of warrant for cash	0	31	0
Issuance of shares upon exercise of, or net settlement of, warrants	0	0	(267)
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	(74)	(53)	263
Effect of changes in foreign exchange rates	3	5	(5)
Ending balance	€ 1	€ 72	€ 89